PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of Property And Equipment
	December 31,
	2022	2021
Office, equipment and facilities	$8,885	$9,222
Internal-use software	2,845	1,490
Vehicles	1,990	1,617
Leasehold improvements	2,871	2,893
	16,591	15,222
Less: accumulated depreciation and amortization	10,315	9,512
Total property and equipment, net	$6,276	$5,710